Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$ 2,459	$ 3,487	$ 3,038
Transportation, processing and other	232	205	160
Total operating revenues	2,761	3,700	3,201
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	2,177	3,100	2,758
Operating and maintenance expense	193	188	155
Depreciation and amortization expense	89	133	115
General and administrative expense	74	75	66
Step acquisition - equity interest re-measurement gain			(9)
Other income		(1)	(2)
Other income - affiliates			(3)
Total operating costs and expenses	2,533	3,495	3,080
Operating income (loss)	228	205	121
Interest expense	(42)	(34)	(29)
Earnings from unconsolidated affiliates	26	23	23
Income before income taxes	212	194	115
Income tax expense	(1)	(1)	(2)
Net income	211	193	113
Net income attributable to noncontrolling interests	(13)	(30)	(12)
Net income attributable to partners	198	163	101
Net income attributable to predecessor operations	(33)	(63)	(53)
General partner's interest in net income	(41)	(25)	(17)
Net income allocable to limited partners	124	75	31
Net income per limited partner unit - basic	2.28	1.73	0.86
Net income per limited partner unit - diluted	2.28	1.72	0.86
Weighted-average limited partner units outstanding - basic	54.5	43.5	36.1
Weighted-average limited partner units outstanding - diluted	54.5	43.6	36.1
Commodity Derivatives [Member]
Operating revenues:
Gains (losses) from commodity derivative activity, net	70	8	3
Third Party [Member]
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	820	1,171	1,185
Transportation, processing and other	179	169	136
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,807	2,445	2,372
General and administrative expense	17	19	14
Third Party [Member] | Commodity Derivatives [Member]
Operating revenues:
Gains (losses) from commodity derivative activity, net	17	7	5
Affiliated Entity [Member]
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	1,639	2,316	1,853
Transportation, processing and other	53	36	24
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	370	655	386
General and administrative expense	57	56	52
Affiliated Entity [Member] | Commodity Derivatives [Member]
Operating revenues:
Gains (losses) from commodity derivative activity, net	$ 53	$ 1	$ (2)